Equity - Summary of Capital Stock Prior To and Immediately After Stock Split (Detail) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital Stock [line items]
Outstanding shares	[1]	16,806,658,000	16,806,658,000	16,806,658,000	16,659,232,000
Fomento Economico Mexicano S.A.B. de C.V. [member]
Disclosure of Capital Stock [line items]
Percentage of the capital stock		47.20%
Percentage of ordinary shares with full voting rights		56.00%
The Coca-Cola Company [member]
Disclosure of Capital Stock [line items]
Percentage of the capital stock		27.80%
Percentage of ordinary shares with full voting rights		32.90%
Major ordinary share transactions prior to stock split [member]
Disclosure of Capital Stock [line items]
Outstanding shares		2,100,832,262
Percentage of the capital stock		100.00%
Percentage of ordinary shares with full voting rights		100.00%
Major ordinary share transactions prior to stock split [member] | Series L share [member]
Disclosure of Capital Stock [line items]
Shareholders		Public float
Outstanding shares		525,208,065
Percentage of the ownership		25.01%
Percentage of voting equity interest acquired		0.00%
Major ordinary share transactions prior to stock split [member] | Fomento Economico Mexicano S.A.B. de C.V. [member] | Series A shares [member]
Disclosure of Capital Stock [line items]
Shareholders		Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.
Outstanding shares		992,078,519
Percentage of the capital stock		47.22%
Percentage of ordinary shares with full voting rights		62.96%
Major ordinary share transactions prior to stock split [member] | The Coca-Cola Company [member] | Series D share [member]
Disclosure of Capital Stock [line items]
Shareholders		Wholly-owned subsidiaries of The Coca-Cola Company
Outstanding shares		583,545,678
Percentage of the capital stock		27.78%
Percentage of ordinary shares with full voting rights		37.04%
Major ordinary share transactions after stock split [member]
Disclosure of Capital Stock [line items]
Outstanding shares		16,806,658,096
Percentage of the capital stock		100.00%
Percentage of ordinary shares with full voting rights		100.00%
Major ordinary share transactions after stock split [member] | Series L share [member]
Disclosure of Capital Stock [line items]
Shareholders		Public float
Outstanding shares		2,626,040,325
Percentage of the ownership		15.63%
Percentage of voting equity interest acquired		0.00%
Major ordinary share transactions after stock split [member] | Series B Shares [member]
Disclosure of Capital Stock [line items]
Shareholders		Public float
Outstanding shares		1,575,624,195
Percentage of the ownership		9.38%
Percentage of voting equity interest acquired		11.11%
Major ordinary share transactions after stock split [member] | Fomento Economico Mexicano S.A.B. de C.V. [member] | Series A shares [member]
Disclosure of Capital Stock [line items]
Shareholders		Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.
Outstanding shares		7,936,628,152
Percentage of the capital stock		47.22%
Percentage of ordinary shares with full voting rights		55.97%
Major ordinary share transactions after stock split [member] | The Coca-Cola Company [member] | Series D share [member]
Disclosure of Capital Stock [line items]
Shareholders		Wholly-owned subsidiaries of The Coca-Cola Company
Outstanding shares		4,668,365,424
Percentage of the capital stock		27.78%
Percentage of ordinary shares with full voting rights		32.92%

[1]	The information for the years ended December 31, 2018 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split occurred in March 2019.